Trade Accounts Payable and Other Liabilities - Schedule of Trade Accounts Payable and Other Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and accruals	$ 1,653	$ 1,428
Capital project accruals	546	599
Payroll-related liabilities	293	266
Accrued interest	100	104
Commercial and government royalties	325	229
Current portion of provisions (Note 23(a))	210	173
Settlement payables (Note 29(b))	9	6
Contract liabilities - consignment sales	30	15
Other	59	34
Trade account payable and other liabilities	3,255	2,909
Sale and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Settlement payables (Note 29(b))	$ 39	$ 61